REVENUES - BY TYPE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 14,845	$ 12,067	$ 27,878	$ 23,347
Other revenue	2,079	1,209	4,254	2,560
Revenues	16,924	13,276	32,132	25,907
Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	61	18	107	81
Other revenue	0	0	0	0
Revenues	61	18	107	81
Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	895	765	1,838	1,448
Other revenue	1,665	1,029	3,312	2,222
Revenues	2,560	1,794	5,150	3,670
Renewable Power
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	994	851	1,987	1,777
Other revenue	34	47	73	60
Revenues	1,028	898	2,060	1,837
Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,744	1,112	3,418	2,189
Other revenue	62	32	119	68
Revenues	1,806	1,144	3,537	2,257
Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	10,564	8,637	19,509	16,712
Other revenue	174	41	373	81
Revenues	10,738	8,678	19,882	16,793
Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	586	682	1,018	1,138
Other revenue	8	4	15	7
Revenues	594	686	1,033	1,145
Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1	2	1	2
Other revenue	136	56	362	122
Revenues	$ 137	$ 58	$ 363	$ 124